Consolidated statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Profit for the year	$ 1,958	$ 2,538	$ 4,166
Taxation	606	999	1,294
Share of after-tax results of associates and joint ventures	(218)	(193)	(414)
Net finance charges	816	771	885
Non-operating items	(6)	220	70
Operating profit	3,156	4,335	6,001
Increase in inventories	(120)	(470)	(156)
Increase in trade and other receivables	(129)	(49)	(66)
Increase/(decrease) in trade and other payables and provisions	325	442	(546)
Net decrease/(increase) in working capital	76	(77)	(768)
Depreciation, amortisation and impairment	2,480	1,718	493
Dividends received	116	175	269
Post-employment payments less amounts included in operating profit	71	22	(18)
Other items	62	37	88
Adjustments to reconcile profit (loss), Total	2,729	1,952	832
Cash generated from operations	5,961	6,210	6,065
Interest received	292	181	156
Interest paid	(1,044)	(980)	(1,017)
Taxation paid	(817)	(1,114)	(1,099)
Interest and income taxes paid (received), classified as operating activities	(1,569)	(1,913)	(1,960)
Net cash inflow from operating activities	4,392	4,297	4,105
Cash flows from investing activities
Disposal of property, plant and equipment and computer software	16	63	14
Purchase of property, plant and equipment and computer software	(1,197)	(1,612)	(1,510)
Cash inflow from loans, other investments and other financial assets	345	147	156
Cash outflow from loans, other investments and other financial assets	(364)	(342)	(203)
Sale of businesses and brands	288	143	87
Acquisition of subsidiaries	(23)	(35)	(6)
Investments in associates and joint ventures	(47)	(84)	(133)
Net cash outflow from investing activities	(982)	(1,720)	(1,595)
Cash flows from financing activities
Share buyback programme	0	0	(987)
Net sale of own shares for share schemes	1	15	21
Net sale/(purchase) of treasury shares in respect of subsidiaries	0	8	(10)
Dividends paid to non-controlling interests	(164)	(138)	(117)
Proceeds from bonds	1,171	3,943	2,225
Repayments of bonds	(2,819)	(2,416)	(1,667)
Purchase of shares of non-controlling interests	0	(9)	(223)
Cash inflow from other borrowings	327	83	387
Cash outflow from other borrowings	(454)	(712)	(493)
Equity dividends paid	(1,846)	(2,298)	(2,242)
Unclaimed dividends and share forfeiture	0	30	0
Net cash outflow from financing activities	(3,784)	(1,494)	(3,106)
Net (decrease)/increase in net cash and cash equivalents	(374)	1,083	(596)
Exchange differences	(18)	(35)	(33)
Reclassification to assets and liabilities held for sale	(292)	21	(30)
Net cash and cash equivalents at beginning of the year	2,178	1,109	1,768
Net cash and cash equivalents at beginning of the year	1,494	2,178	1,109
Net cash and cash equivalents consist of:
Cash and cash equivalents	1,520	2,200	1,130
Bank overdrafts	$ (26)	$ (22)	$ (21)